SHAREHOLDERS' EQUITY (Schedule of Composition Non-Controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Balance	$ 53,653
Forfeiture of non-controlling interests regarding share-based compensation	0		$ 0	$ 0
Share-based compensation				4,097
Exercise of subsidiary options		[1]	0	9
Benefit to non-controlling interests regarding share-based compensation	0		0	0
Loss attributed to non-controlling interests	(3,206)		(2,652)	(2,832)
Balance	27,930		53,653
Non-controlling Interests
Disclosure of classes of share capital [line items]
Balance	9,767		10,837
Forfeiture of non-controlling interests regarding share-based compensation	(272)		(536)
Share-based compensation	569		1,717
Exercise of subsidiary options	0		378
Benefit to non-controlling interests regarding share-based compensation	2		23
Loss attributed to non-controlling interests	(3,206)		(2,652)
Balance	$ 6,860		$ 9,767	$ 10,837

[1]	Represents an amount lower than $1